Security Equity Fund

Security Income Fund

Security Large Cap Value Fund

Security Mid Cap Growth Fund

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

Supplement Dated May 1, 2013 to the Statutory Prospectuses and the Statements of

Additional Information Dated January 28, 2013, as Supplemented from Time to Time

This supplement provides new and additional information beyond that contained in the currently effective Statutory Prospectuses and Statements of Additional Information (the “SAIs”) for the Institutional Class shares of the above listed funds:

Statutory Prospectuses

The second paragraph under the “Buying, Selling and Exchanging Fund Shares” section of each Statutory Prospectus is deleted in its entirety and replaced with the following:

Eligible investors for shares offered in this prospectus include the following:

•	Investors who invest a minimum amount of $2,000,000;

•	Employee benefit plan programs that have at least $25 million in plan assets;

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Directors and officers of the Funds or any other mutual funds managed by the Investment Manager or one or more of its affiliates, and directors, officers and employees of the Funds’ Investment Manager or Distributor, and their affiliates;

•	Broker-dealer managed account or wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts;

•	Registered investment adviser mutual fund wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts;

•	Internal Revenue Code Section 529 college savings plan accounts;

•	Funds of Funds advised by the Investment Manager or its affiliates;

•	Funds of Funds advised by unaffiliated investment advisers; and

•	Institutions that invest the minimum initial investment amount in the Funds.

SAIs

Following the first sentence of the third paragraph under the “How to Purchase Shares” section of each SAI, the remainder of the paragraph is deleted in its entirety and replaced with the following:

Institutional Class shares of the Funds may be offered through certain authorized financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds. Institutional Class shares of the Funds may also be offered to directors and officers of the Funds or any other mutual funds managed by the Investment Manager or one or more of its affiliates, and directors, officers and employees of the Funds’ Investment Manager or Distributor, and their affiliates (“Guggenheim Directors, Officers and Employees”). The minimum initial investment for Institutional Class shares is $2 million. The minimum initial investment amount is waived for Guggenheim Directors, Officers and Employees, and the Funds, at their discretion, may waive the minimum investment amount for other investors.

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The second paragraph under the “Institutional Class Shares” subsection of the “How to Purchase Shares” section of each SAI is deleted in its entirety and replaced with the following:

Specific eligibility requirements that apply to prospective investors of Institutional Class shares include:

•	Employee benefit plan programs that have at least $25 million in plan assets.

•	Guggenheim Directors, Officers and Employees.

•	Broker-dealer managed account or wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts.

•	Registered investment adviser mutual fund wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts.

•	Section 529 college savings plan accounts pursuant to the Internal Revenue Code of 1986, as amended (the “Code”).

•	Funds of Funds advised by Security Investors, LLC or its affiliates.

•	Funds of Funds advised by unaffiliated investment advisers.

•	Institutions that invest the minimum initial investment amount in a Fund.

Investors should retain this supplement for future reference.

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